Summary Of Significant Accounting Policies (Schedule Of Selling Commissions And Platform Fees) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	$ 3,357,673	$ 2,667,559
Platform Fees		22,544
Total Selling Commissions and Platform Fees	3,357,673	2,690,103
Millburn Multi-Markets Trading L.P. [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	3,363,860	2,681,742
Platform Fees	14,937	22,544
Total Selling Commissions and Platform Fees	3,378,797	2,704,286
Millburn Multi-Markets Trading L.P. [Member] | U.S. Feeder [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	3,342,736	2,667,559
Platform Fees	14,937	22,544
Total Selling Commissions and Platform Fees	3,357,673	2,690,103
Millburn Multi-Markets Trading L.P. [Member] | Cayman Feeder [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	21,124	14,183
Total Selling Commissions and Platform Fees	$ 21,124	$ 14,183